Commitments & Contingencies (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2009	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Settlement agreement description	In July 2021, Old Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including the interference matter (described above) and the pending Old Clarus counterclaims against Lipocine, and provides for a payment by Lipocine to Old Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021, which is recorded within the litigation settlement line in other income and expense on the statement of operations.
Catalent Pharma Solutions L L C [Member]
Commitments And Contingencies [Line Items]
Annual Purchases		7.0
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Rent Expense					$ 0.1	$ 0.1	$ 0.2	$ 0.1
Catalent Agreement [Member]
Commitments And Contingencies [Line Items]
Purchase Amount			$ 0.9	$ 0.1	$ 6.0	$ 3.1	$ 3.2	$ 5.8
Pfizer Agreement [Member]
Commitments And Contingencies [Line Items]
Annual Purchases					1.8		1.8